SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue	$ 2,848	$ 2,687
Site operating costs, royalties and community relations	1,416	1,175
Depreciation	312	276
Exploration, evaluation and project expenses	21	22
Other expense (income)	(15)	25
Income before income taxes	1,114	1,189
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue	1,316	1,485
Site operating costs, royalties and community relations	597	633
Depreciation	253	294
Exploration, evaluation and project expenses	12	10
Other expense (income)	4	1
Income before income taxes	450	547
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Revenue	814	987
Site operating costs, royalties and community relations	469	415
Depreciation	178	200
Exploration, evaluation and project expenses	7	1
Other expense (income)	0	0
Income before income taxes	160	371
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Revenue	1,303	1,514
Site operating costs, royalties and community relations	559	505
Depreciation	242	234
Exploration, evaluation and project expenses	24	5
Other expense (income)	17	11
Income before income taxes	461	759
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	528	617
Cost of sales, attributable to non-controlling interests	319	294
Profit (loss), attributable to non-controlling interests	195	318
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue	1,236	1,249
Site operating costs, royalties and community relations	533	454
Depreciation	257	278
Exploration, evaluation and project expenses	9	18
Other expense (income)	11	25
Income before income taxes	426	474
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	247	250
Cost of sales, attributable to non-controlling interests	158	146
Profit (loss), attributable to non-controlling interests	88	95
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	598	661
Site operating costs, royalties and community relations	235	232
Depreciation	178	141
Exploration, evaluation and project expenses	2	5
Other expense (income)	41	5
Income before income taxes	142	278
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	365	382
Site operating costs, royalties and community relations	205	177
Depreciation	120	85
Exploration, evaluation and project expenses	2	1
Other expense (income)	6	1
Income before income taxes	32	118
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue	570	552
Site operating costs, royalties and community relations	236	240
Depreciation	73	56
Exploration, evaluation and project expenses	4	0
Other expense (income)	48	2
Income before income taxes	209	254
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue	463	361
Site operating costs, royalties and community relations	235	155
Depreciation	60	57
Exploration, evaluation and project expenses	3	0
Other expense (income)	25	2
Income before income taxes	140	147
Operating segments | Other Mines
Disclosure of operating segments [line items]
Revenue	2,056	2,659
Site operating costs, royalties and community relations	1,223	1,179
Depreciation	482	580
Exploration, evaluation and project expenses	19	10
Other expense (income)	75	81
Income before income taxes	257	809
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	11,569	12,537
Site operating costs, royalties and community relations	5,708	5,165
Depreciation	2,155	2,201
Exploration, evaluation and project expenses	103	72
Other expense (income)	212	153
Income before income taxes	3,391	4,946
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue	10,971	11,876
Site operating costs, royalties and community relations	5,473	4,933
Depreciation	1,977	2,060
Exploration, evaluation and project expenses	101	67
Other expense (income)	171	148
Income before income taxes	3,249	4,668
Accretion expense	36	26
Operating segments | Nevada Gold Mines
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	2,146	2,362
Cost of sales, attributable to non-controlling interests	1,422	1,359
Profit (loss), attributable to non-controlling interests	711	991
Operating segments | North Mara, Bulyanhulu and Buzwagi [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	165	159
Cost of sales, attributable to non-controlling interests	97	92
Profit (loss), attributable to non-controlling interests	55	63
Operating segments | Tongon [Member]
Disclosure of non-controlling interests [Abstract]
Revenue, attributable to non-controlling interests	37	38
Cost of sales, attributable to non-controlling interests	36	32
Profit (loss), attributable to non-controlling interests	0	5
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue	(598)	(661)
Site operating costs, royalties and community relations	(235)	(232)
Depreciation	(178)	(141)
Exploration, evaluation and project expenses	(2)	(5)
Other expense (income)	(41)	(5)
Income before income taxes	$ (142)	$ (278)